Inventories are stated at the lower of cost (determined using the weighted average cost) or net realizable value. Inventories consist of the following: (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 1,314,020	$ 666,981
Work-in-process	3,367,716	500,331
Finished goods	772,635	2,096,538
Total Inventories	$ 5,454,371	$ 3,263,850